Share Capital (Share Capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 2,602.3
Shares issued through:
Cancellation of unexchanged post-amalgamation shares (in shares)	(119,237)
Ending balance	$ 2,695.3	$ 2,602.3
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding	391,250,203.000	389,101,550.000
Beginning balance	$ 3,705.2	$ 3,691.7
Shares issued through:
Share-based compensation plans (in shares)	1,555,989	1,984,698
Share-based compensation plans	$ 9.5	$ 12.9
Exercise of warrants (in shares)	45	163,955
Exercise of warrants	$ 0.0	$ 0.6
Shares repurchased and cancelled (in shares)	(2,748,352)
Shares repurchased and cancelled (i)	$ (26.1)
Flow-through share financing (in shares)	1,132,169
Flow-through share financing	$ 5.9
Cancellation of unexchanged post-amalgamation shares	$ (1.2)	$ 0.0
Number of shares outstanding	391,070,817.000	391,250,203.000
Ending balance	$ 3,693.3	$ 3,705.2